FINANCIAL STATEMENTS
Transamerica Life Insurance Company
Separate Account VA-2L
Years Ended December 31, 2025 and 2024

Transamerica Life Insurance Company
Separate Account VA-2L
Financial Statements
Years Ended December 31, 2025 and 2024

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and
Contract Owners of Separate Account VA-2L
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise Separate Account VA-2L (the Separate Account), as of December 31, 2025, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Subaccounts
BNY Mellon Growth and Income Service Shares (1)	TA BlackRock iShares Active Asset Allocation - Conservative Service Class (1)
BNY Mellon MidCap Stock Initial Shares (1)	TA BlackRock iShares Active Asset Allocation - Moderate Service Class (1)
BNY Mellon MidCap Stock Service Shares (1)	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class (1)
BNY Mellon Small Cap Initial Shares (1)	TA BlackRock iShares Dynamic Allocation - Balanced Service Class (1)
BNY Mellon Small Cap Service Shares (1)	TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class (1)
BNY Mellon Stock Index Initial Shares (1)	TA BlackRock iShares Tactical - Balanced Service Class (1)
BNY Mellon Stock Index Service Shares (1)	TA BlackRock iShares Tactical - Conservative Service Class (1)
BNY Mellon Sustainable U.S. Equity Initial Shares (1)	TA BlackRock iShares Tactical - Growth Service Class (1)
BNY Mellon Technology Growth Initial Shares (1)	TA Goldman Sachs Managed Risk - Balanced ETF Service Class (1)
BNY Mellon Technology Growth Service Shares (1)	TA Goldman Sachs Managed Risk - Conservative ETF Service Class (1)
BNY Mellon VIF Appreciation Initial Shares (1)	TA Goldman Sachs Managed Risk - Growth ETF Service Class (1)
BNY Mellon VIF Government Money Market (1)	TA Market Participation Strategy Service Class (1)
BNY Mellon VIF Growth and Income Initial Shares (1)	TA WMC US Growth Initial Class (1)
TA Aegon Core Bond Service Class (1)	TA WMC US Growth Service Class (1)
TA Aegon Sustainable Equity Income Initial Class (1)
(1) Statements of operations and changes in net assets for the years ended December 31, 2025 and 2024

Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of the Separate Account since 2024.

Chicago, IL
April 24, 2026

Transamerica Life Insurance Company
Separate Account VA-2L
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
BNY Mellon Growth and Income Service Shares	102,187.355	$3,099,132	$4,080,341	$(23)	$4,080,318	137,418	$4.914142	$164.023805
BNY Mellon MidCap Stock Initial Shares	422,325.288	7,758,562	8,590,096	16	8,590,112	241,489	2.460475	51.186336
BNY Mellon MidCap Stock Service Shares	176,895.306	3,286,127	3,573,285	41	3,573,326	217,461	4.010290	48.634631
BNY Mellon Small Cap Initial Shares	323,339.163	14,537,718	15,520,280	(10)	15,520,270	139,230	1.817815	225.437183
BNY Mellon Small Cap Service Shares	29,459.467	1,188,785	1,317,427	3	1,317,430	39,111	2.437766	211.498273
BNY Mellon Stock Index Initial Shares	667,018.828	39,247,284	58,130,691	(25)	58,130,666	386,100	4.075978	259.797409
BNY Mellon Stock Index Service Shares	77,652.321	4,764,196	6,788,366	(60)	6,788,306	216,007	5.882820	243.848817
BNY Mellon Sustainable U.S. Equity Initial Shares	234,325.988	9,085,438	13,708,070	(16)	13,708,054	98,276	4.284233	149.054736
BNY Mellon Technology Growth Initial Shares	774,229.812	15,974,743	17,211,129	91	17,211,220	406,281	6.593709	56.821665
BNY Mellon Technology Growth Service Shares	135,661.883	2,181,411	2,372,726	19	2,372,745	75,175	5.975414	53.301068
BNY Mellon VIF Appreciation Initial Shares	1,401,056.322	48,853,760	47,173,566	(7)	47,173,559	593,000	3.227571	176.598581
BNY Mellon VIF Government Money Market	23,992,575.400	23,992,575	23,992,575	(205)	23,992,370	18,054,376	0.791801	1.373999
BNY Mellon VIF Growth and Income Initial Shares	940,947.629	28,825,911	37,430,897	7	37,430,904	395,608	4.065874	176.986950
TA Aegon Core Bond Service Class	243,486.378	3,249,741	2,916,967	47	2,917,014	2,872,468	0.929900	1.030646
TA Aegon Sustainable Equity Income Initial Class	185,079.460	3,530,588	4,193,901	(28)	4,193,873	2,891,149	1.330414	1.473081
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	37,425.066	372,072	369,760	(3)	369,757	266,248	1.196155	13.107141
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	55,893.734	561,219	631,040	11	631,051	416,035	1.276532	13.776274
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	32,234.432	342,962	399,385	1	399,386	256,775	1.342703	14.140516
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	38,658.207	452,120	463,512	10	463,522	314,066	1.273445	13.553797
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	25,613.923	275,627	357,827	(5)	357,822	68,972	1.483410	15.198911
TA BlackRock iShares Tactical - Balanced Service Class	23,246.098	249,636	254,777	5	254,782	157,258	1.403720	14.118417
TA BlackRock iShares Tactical - Conservative Service Class	75,615.218	834,050	787,154	5	787,159	533,011	1.279569	13.148529
TA BlackRock iShares Tactical - Growth Service Class	35,986.673	396,439	417,445	1	417,446	217,906	1.663440	16.497720
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	180,150.609	2,211,813	2,235,669	(43)	2,235,626	1,319,845	1.462618	14.941672
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	180,489.626	2,119,998	2,149,631	14	2,149,645	1,459,936	1.271761	13.274839
TA Goldman Sachs Managed Risk - Growth ETF Service Class	63,028.914	630,625	741,220	7	741,227	347,485	1.840663	17.770180
TA Market Participation Strategy Service Class	8,279.421	94,376	98,194	-	98,194	45,408	1.873653	18.635301
TA WMC US Growth Initial Class	228,265.307	8,380,157	9,555,186	13	9,555,199	121,037	6.111316	89.624738
TA WMC US Growth Service Class	333,031.363	11,437,268	12,931,608	(1)	12,931,607	3,946,635	3.000732	3.325582

See accompanying notes

Transamerica Life Insurance Company
Separate Account VA-2L
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
BNY Mellon Growth and Income Service Shares	$3,986,014	$94,304	$4,080,318
BNY Mellon MidCap Stock Initial Shares	8,385,459	204,653	8,590,112
BNY Mellon MidCap Stock Service Shares	3,465,446	107,880	3,573,326
BNY Mellon Small Cap Initial Shares	15,241,061	279,209	15,520,270
BNY Mellon Small Cap Service Shares	1,311,845	5,585	1,317,430
BNY Mellon Stock Index Initial Shares	55,463,031	2,667,635	58,130,666
BNY Mellon Stock Index Service Shares	6,472,368	315,938	6,788,306
BNY Mellon Sustainable U.S. Equity Initial Shares	13,632,435	75,619	13,708,054
BNY Mellon Technology Growth Initial Shares	16,421,970	789,250	17,211,220
BNY Mellon Technology Growth Service Shares	2,289,327	83,418	2,372,745
BNY Mellon VIF Appreciation Initial Shares	45,997,693	1,175,866	47,173,559
BNY Mellon VIF Government Money Market	22,997,667	994,703	23,992,370
BNY Mellon VIF Growth and Income Initial Shares	36,434,116	996,788	37,430,904
TA Aegon Core Bond Service Class	2,816,626	100,388	2,917,014
TA Aegon Sustainable Equity Income Initial Class	3,961,072	232,801	4,193,873
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	369,757	-	369,757
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	613,193	17,858	631,051
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	399,386	-	399,386
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	463,522	-	463,522
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	88,058	269,764	357,822
TA BlackRock iShares Tactical - Balanced Service Class	254,782	-	254,782
TA BlackRock iShares Tactical - Conservative Service Class	787,159	-	787,159
TA BlackRock iShares Tactical - Growth Service Class	411,650	5,796	417,446
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	2,235,626	-	2,235,626
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	2,149,645	-	2,149,645
TA Goldman Sachs Managed Risk - Growth ETF Service Class	741,227	-	741,227
TA Market Participation Strategy Service Class	98,194	-	98,194
TA WMC US Growth Initial Class	8,844,999	710,200	9,555,199
TA WMC US Growth Service Class	12,279,638	651,969	12,931,607

See accompanying notes

Transamerica Life Insurance Company
Separate Account VA-2L
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	BNY Mellon Growth and Income Service Shares	BNY Mellon MidCap Stock Initial Shares	BNY Mellon MidCap Stock Service Shares	BNY Mellon Small Cap Initial Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 3,777,948	$ 8,927,858	$ 3,735,517	$ 17,609,943

Investment Income:
Reinvested Dividends	11,359	76,647	21,785	117,665
Investment Expense:
Mortality and Expense Risk and Administrative Charges	56,011	127,592	50,461	233,669
Net Investment Income (Loss)	(44,652)	(50,945)	(28,676)	(116,004)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	198,805	131,097	51,615	-
Realized Gain (Loss) on Investments	80,010	99,694	36,057	81,727
Net Realized Capital Gains (Losses) on Investments	278,815	230,791	87,672	81,727
Net Change in Unrealized Appreciation (Depreciation)	505,446	754,723	309,334	543,309
Net Gain (Loss) on Investment	784,261	985,514	397,006	625,036

Net Increase (Decrease) in Net Assets Resulting from Operations	739,609	934,569	368,330	509,032

Increase (Decrease) in Net Assets from Contract Transactions	(431,282)	(993,718)	(531,317)	(2,306,685)

Total Increase (Decrease) in Net Assets	308,327	(59,149)	(162,987)	(1,797,653)

Net Assets as of December 31, 2024:	$ 4,086,275	$ 8,868,709	$ 3,572,530	$ 15,812,290

Investment Income:
Reinvested Dividends	8,119	60,282	15,279	101,726
Investment Expense:
Mortality and Expense Risk and Administrative Charges	56,574	121,684	48,772	212,230
Net Investment Income (Loss)	(48,455)	(61,402)	(33,493)	(110,504)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	321,505	783,628	315,340	-
Realized Gain (Loss) on Investments	146,144	(5,887)	18,924	(165,480)
Net Realized Capital Gains (Losses) on Investments	467,649	777,741	334,264	(165,480)
Net Change in Unrealized Appreciation (Depreciation)	150,596	(17,502)	(18,547)	1,652,274
Net Gain (Loss) on Investment	618,245	760,239	315,717	1,486,794

Net Increase (Decrease) in Net Assets Resulting from Operations	569,790	698,837	282,224	1,376,290

Increase (Decrease) in Net Assets from Contract Transactions	(575,747)	(977,434)	(281,428)	(1,668,310)

Total Increase (Decrease) in Net Assets	(5,957)	(278,597)	796	(292,020)

Net Assets as of December 31, 2025:	$ 4,080,318	$ 8,590,112	$ 3,573,326	$ 15,520,270
See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA-2L
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	BNY Mellon Small Cap Service Shares	BNY Mellon Stock Index Initial Shares	BNY Mellon Stock Index Service Shares	BNY Mellon Sustainable U.S. Equity Initial Shares
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 1,536,288	$ 48,761,666	$ 7,526,789	$ 11,484,001

Investment Income:
Reinvested Dividends	7,201	611,666	71,298	68,933
Investment Expense:
Mortality and Expense Risk and Administrative Charges	20,518	739,484	111,969	177,379
Net Investment Income (Loss)	(13,317)	(127,818)	(40,671)	(108,446)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	3,304,197	495,065	82,063
Realized Gain (Loss) on Investments	(49,846)	3,164,964	489,128	429,463
Net Realized Capital Gains (Losses) on Investments	(49,846)	6,469,161	984,193	511,526
Net Change in Unrealized Appreciation (Depreciation)	104,234	4,400,757	646,047	2,185,848
Net Gain (Loss) on Investment	54,388	10,869,918	1,630,240	2,697,374

Net Increase (Decrease) in Net Assets Resulting from Operations	41,071	10,742,100	1,589,569	2,588,928

Increase (Decrease) in Net Assets from Contract Transactions	(128,838)	(4,481,179)	(1,004,473)	(1,059,888)

Total Increase (Decrease) in Net Assets	(87,767)	6,260,921	585,096	1,529,040

Net Assets as of December 31, 2024:	$ 1,448,521	$ 55,022,587	$ 8,111,885	$ 13,013,041

Investment Income:
Reinvested Dividends	6,616	568,194	57,428	33,569
Investment Expense:
Mortality and Expense Risk and Administrative Charges	18,719	770,897	108,127	182,728
Net Investment Income (Loss)	(12,103)	(202,703)	(50,699)	(149,159)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	3,120,394	455,383	1,072,650
Realized Gain (Loss) on Investments	(53,029)	2,954,080	1,283,085	473,470
Net Realized Capital Gains (Losses) on Investments	(53,029)	6,074,474	1,738,468	1,546,120
Net Change in Unrealized Appreciation (Depreciation)	182,356	2,378,688	(579,440)	398,986
Net Gain (Loss) on Investment	129,327	8,453,162	1,159,028	1,945,106

Net Increase (Decrease) in Net Assets Resulting from Operations	117,224	8,250,459	1,108,329	1,795,947

Increase (Decrease) in Net Assets from Contract Transactions	(248,315)	(5,142,380)	(2,431,908)	(1,100,934)

Total Increase (Decrease) in Net Assets	(131,091)	3,108,079	(1,323,579)	695,013

Net Assets as of December 31, 2025:	$ 1,317,430	$ 58,130,666	$ 6,788,306	$ 13,708,054

See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA-2L
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	BNY Mellon Technology Growth Initial Shares	BNY Mellon Technology Growth Service Shares	BNY Mellon VIF Appreciation Initial Shares	BNY Mellon VIF Government Money Market
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 14,688,245	$ 2,005,523	$ 46,964,093	$ 29,107,968

Investment Income:
Reinvested Dividends	-	-	202,958	1,287,241
Investment Expense:
Mortality and Expense Risk and Administrative Charges	220,999	31,451	674,575	388,736
Net Investment Income (Loss)	(220,999)	(31,451)	(471,617)	898,505

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	3,496,768	-
Realized Gain (Loss) on Investments	694,943	74,849	(393,731)	-
Net Realized Capital Gains (Losses) on Investments	694,943	74,849	3,103,037	-
Net Change in Unrealized Appreciation (Depreciation)	2,853,257	412,981	2,497,745	-
Net Gain (Loss) on Investment	3,548,200	487,830	5,600,782	-

Net Increase (Decrease) in Net Assets Resulting from Operations	3,327,201	456,379	5,129,165	898,505

Increase (Decrease) in Net Assets from Contract Transactions	(2,145,994)	(155,805)	(4,840,070)	(4,287,491)

Total Increase (Decrease) in Net Assets	1,181,207	300,574	289,095	(3,388,986)

Net Assets as of December 31, 2024:	$ 15,869,452	$ 2,306,097	$ 47,253,188	$ 25,718,982

Investment Income:
Reinvested Dividends	-	-	170,336	966,494
Investment Expense:
Mortality and Expense Risk and Administrative Charges	225,057	31,587	648,903	350,969
Net Investment Income (Loss)	(225,057)	(31,587)	(478,567)	615,525

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,233,148	1,211,569	7,015,535	-
Realized Gain (Loss) on Investments	31,045	(181,949)	(641,373)	-
Net Realized Capital Gains (Losses) on Investments	7,264,193	1,029,620	6,374,162	-
Net Change in Unrealized Appreciation (Depreciation)	(3,177,149)	(484,134)	(2,034,525)	-
Net Gain (Loss) on Investment	4,087,044	545,486	4,339,637	-

Net Increase (Decrease) in Net Assets Resulting from Operations	3,861,987	513,899	3,861,070	615,525

Increase (Decrease) in Net Assets from Contract Transactions	(2,520,219)	(447,251)	(3,940,699)	(2,342,137)

Total Increase (Decrease) in Net Assets	1,341,768	66,648	(79,629)	(1,726,612)

Net Assets as of December 31, 2025:	$ 17,211,220	$ 2,372,745	$ 47,173,559	$ 23,992,370

See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA-2L
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	BNY Mellon VIF Growth and Income Initial Shares	TA Aegon Core Bond Service Class	TA Aegon Sustainable Equity Income Initial Class	TA BlackRock iShares Active Asset Allocation - Conservative Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 33,360,593	$ 3,480,909	$ 3,990,751	$ 465,121

Investment Income:
Reinvested Dividends	190,730	157,392	83,387	7,929
Investment Expense:
Mortality and Expense Risk and Administrative Charges	497,900	47,262	58,671	4,907
Net Investment Income (Loss)	(307,170)	110,130	24,716	3,022

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,791,766	-	-	-
Realized Gain (Loss) on Investments	1,275,384	(53,083)	(111,801)	(52,976)
Net Realized Capital Gains (Losses) on Investments	3,067,150	(53,083)	(111,801)	(52,976)
Net Change in Unrealized Appreciation (Depreciation)	3,952,282	(63,087)	667,269	62,789
Net Gain (Loss) on Investment	7,019,432	(116,170)	555,468	9,813

Net Increase (Decrease) in Net Assets Resulting from Operations	6,712,262	(6,040)	580,184	12,835

Increase (Decrease) in Net Assets from Contract Transactions	(3,907,591)	(224,331)	(458,185)	(73,449)

Total Increase (Decrease) in Net Assets	2,804,671	(230,371)	121,999	(60,614)

Net Assets as of December 31, 2024:	$ 36,165,264	$ 3,250,538	$ 4,112,750	$ 404,507

Investment Income:
Reinvested Dividends	162,093	68,667	69,516	9,198
Investment Expense:
Mortality and Expense Risk and Administrative Charges	500,797	45,212	58,972	4,945
Net Investment Income (Loss)	(338,704)	23,455	10,544	4,253

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,845,770	-	39,705	-
Realized Gain (Loss) on Investments	1,046,056	(96,126)	(9,002)	(4,186)
Net Realized Capital Gains (Losses) on Investments	3,891,826	(96,126)	30,703	(4,186)
Net Change in Unrealized Appreciation (Depreciation)	1,574,005	238,508	341,945	24,177
Net Gain (Loss) on Investment	5,465,831	142,382	372,648	19,991

Net Increase (Decrease) in Net Assets Resulting from Operations	5,127,127	165,837	383,192	24,244

Increase (Decrease) in Net Assets from Contract Transactions	(3,861,487)	(499,361)	(302,069)	(58,994)

Total Increase (Decrease) in Net Assets	1,265,640	(333,524)	81,123	(34,750)

Net Assets as of December 31, 2025:	$ 37,430,904	$ 2,917,014	$ 4,193,873	$ 369,757

See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA-2L
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA BlackRock iShares Active Asset Allocation - Moderate Service Class	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	TA BlackRock iShares Dynamic Allocation - Balanced Service Class
	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 678,776	$ 297,593	$ 524,649

Investment Income:
Reinvested Dividends	11,785	6,525	10,512
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,981	6,395	7,433
Net Investment Income (Loss)	2,804	130	3,079

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-
Realized Gain (Loss) on Investments	(19,036)	(2,660)	(8,739)
Net Realized Capital Gains (Losses) on Investments	(19,036)	(2,660)	(8,739)
Net Change in Unrealized Appreciation (Depreciation)	62,361	47,146	42,482
Net Gain (Loss) on Investment	43,325	44,486	33,743

Net Increase (Decrease) in Net Assets Resulting from Operations	46,129	44,616	36,822

Increase (Decrease) in Net Assets from Contract Transactions	(97,575)	207,020	(50,450)

Total Increase (Decrease) in Net Assets	(51,446)	251,636	(13,628)

Net Assets as of December 31, 2024:	$ 627,330	$ 549,229	$ 511,021

Investment Income:
Reinvested Dividends	13,857	8,650	10,556
Investment Expense:
Mortality and Expense Risk and Administrative Charges	8,742	6,885	6,542
Net Investment Income (Loss)	5,115	1,765	4,014

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-
Realized Gain (Loss) on Investments	(554)	25,294	(8,468)
Net Realized Capital Gains (Losses) on Investments	(554)	25,294	(8,468)
Net Change in Unrealized Appreciation (Depreciation)	43,757	14,177	37,215
Net Gain (Loss) on Investment	43,203	39,471	28,747

Net Increase (Decrease) in Net Assets Resulting from Operations	48,318	41,236	32,761

Increase (Decrease) in Net Assets from Contract Transactions	(44,597)	(191,079)	(80,260)

Total Increase (Decrease) in Net Assets	3,721	(149,843)	(47,499)

Net Assets as of December 31, 2025:	$ 631,051	$ 399,386	$ 463,522

See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA-2L
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	TA BlackRock iShares Tactical - Balanced Service Class	TA BlackRock iShares Tactical - Conservative Service Class	TA BlackRock iShares Tactical - Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 427,219	$ 264,762	$ 540,687	$ 355,188

Investment Income:
Reinvested Dividends	8,333	8,213	19,564	13,234
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,777	3,222	7,545	5,223
Net Investment Income (Loss)	1,556	4,991	12,019	8,011

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	5,695	(17,644)	(8,125)	(3,962)
Net Realized Capital Gains (Losses) on Investments	5,695	(17,644)	(8,125)	(3,962)
Net Change in Unrealized Appreciation (Depreciation)	47,087	27,791	20,709	31,455
Net Gain (Loss) on Investment	52,782	10,147	12,584	27,493

Net Increase (Decrease) in Net Assets Resulting from Operations	54,338	15,138	24,603	35,504

Increase (Decrease) in Net Assets from Contract Transactions	32,608	(73,301)	(20,395)	(18,151)

Total Increase (Decrease) in Net Assets	86,946	(58,163)	4,208	17,353

Net Assets as of December 31, 2024:	$ 514,165	$ 206,599	$ 544,895	$ 372,541

Investment Income:
Reinvested Dividends	8,492	4,304	25,431	11,947
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,805	2,204	9,201	5,504
Net Investment Income (Loss)	2,687	2,100	16,230	6,443

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	27,229	(13,256)	(3,734)	(939)
Net Realized Capital Gains (Losses) on Investments	27,229	(13,256)	(3,734)	(939)
Net Change in Unrealized Appreciation (Depreciation)	5,606	28,467	46,232	46,149
Net Gain (Loss) on Investment	32,835	15,211	42,498	45,210

Net Increase (Decrease) in Net Assets Resulting from Operations	35,522	17,311	58,728	51,653

Increase (Decrease) in Net Assets from Contract Transactions	(191,865)	30,872	183,536	(6,748)

Total Increase (Decrease) in Net Assets	(156,343)	48,183	242,264	44,905

Net Assets as of December 31, 2025:	$ 357,822	$ 254,782	$ 787,159	$ 417,446

See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA-2L
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA Goldman Sachs Managed Risk - Balanced ETF Service Class	TA Goldman Sachs Managed Risk - Conservative ETF Service Class	TA Goldman Sachs Managed Risk - Growth ETF Service Class	TA Market Participation Strategy Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 1,626,029	$ 1,192,719	$ 769,019	$ 79,852

Investment Income:
Reinvested Dividends	34,087	31,285	14,232	1,327
Investment Expense:
Mortality and Expense Risk and Administrative Charges	21,306	16,980	10,709	1,202
Net Investment Income (Loss)	12,781	14,305	3,523	125

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	18,190	49,351	9,570	-
Realized Gain (Loss) on Investments	(14,931)	(13,475)	5,983	(111)
Net Realized Capital Gains (Losses) on Investments	3,259	35,876	15,553	(111)
Net Change in Unrealized Appreciation (Depreciation)	89,814	9,247	64,368	10,638
Net Gain (Loss) on Investment	93,073	45,123	79,921	10,527

Net Increase (Decrease) in Net Assets Resulting from Operations	105,854	59,428	83,444	10,652

Increase (Decrease) in Net Assets from Contract Transactions	(100,045)	17,515	(76,525)	(3)

Total Increase (Decrease) in Net Assets	5,809	76,943	6,919	10,649

Net Assets as of December 31, 2024:	$ 1,631,838	$ 1,269,662	$ 775,938	$ 90,501

Investment Income:
Reinvested Dividends	52,514	56,307	14,252	1,181
Investment Expense:
Mortality and Expense Risk and Administrative Charges	25,335	23,445	10,343	1,293
Net Investment Income (Loss)	27,179	32,862	3,909	(112)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	86,337	22,681	45,264	3,362
Realized Gain (Loss) on Investments	(5,368)	(4,840)	14,899	(30)
Net Realized Capital Gains (Losses) on Investments	80,969	17,841	60,163	3,332
Net Change in Unrealized Appreciation (Depreciation)	62,166	93,355	10,447	4,475
Net Gain (Loss) on Investment	143,135	111,196	70,610	7,807

Net Increase (Decrease) in Net Assets Resulting from Operations	170,314	144,058	74,519	7,695

Increase (Decrease) in Net Assets from Contract Transactions	433,474	735,925	(109,230)	(2)

Total Increase (Decrease) in Net Assets	603,788	879,983	(34,711)	7,693

Net Assets as of December 31, 2025:	$ 2,235,626	$ 2,149,645	$ 741,227	$ 98,194

See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA-2L
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA WMC US Growth Initial Class	TA WMC US Growth Service Class
	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 7,923,266	$ 11,393,020

Investment Income:
Reinvested Dividends	937	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	120,338	176,683
Net Investment Income (Loss)	(119,401)	(176,683)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	762,995	1,185,596
Realized Gain (Loss) on Investments	298,497	588,959
Net Realized Capital Gains (Losses) on Investments	1,061,492	1,774,555
Net Change in Unrealized Appreciation (Depreciation)	1,088,862	1,332,124
Net Gain (Loss) on Investment	2,150,354	3,106,679

Net Increase (Decrease) in Net Assets Resulting from Operations	2,030,953	2,929,996

Increase (Decrease) in Net Assets from Contract Transactions	(899,865)	(1,603,425)

Total Increase (Decrease) in Net Assets	1,131,088	1,326,571

Net Assets as of December 31, 2024:	$ 9,054,354	$ 12,719,591

Investment Income:
Reinvested Dividends	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	125,111	176,478
Net Investment Income (Loss)	(125,111)	(176,478)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,462,069	2,118,414
Realized Gain (Loss) on Investments	240,962	522,962
Net Realized Capital Gains (Losses) on Investments	1,703,031	2,641,376
Net Change in Unrealized Appreciation (Depreciation)	(219,774)	(608,293)
Net Gain (Loss) on Investment	1,483,257	2,033,083

Net Increase (Decrease) in Net Assets Resulting from Operations	1,358,146	1,856,605

Increase (Decrease) in Net Assets from Contract Transactions	(857,301)	(1,644,589)

Total Increase (Decrease) in Net Assets	500,845	212,016

Net Assets as of December 31, 2025:	$ 9,555,199	$ 12,931,607

See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA-2L
Notes to Financial Statements
December 31, 2025

1. Organization

Separate Account VA-2L (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of the Bermuda.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC's other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Dreyfus/Transamerica Triple Advantage® Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
BNY Mellon Funds:	BNY Mellon Funds:
BNY Mellon Growth and Income Service Shares	BNY Mellon Growth and Income Portfolio Service Shares
BNY Mellon MidCap Stock Initial Shares	BNY Mellon MidCap Stock Portfolio Initial Shares
BNY Mellon MidCap Stock Service Shares	BNY Mellon MidCap Stock Portfolio Service Shares
BNY Mellon Small Cap Initial Shares	BNY Mellon Small Cap Portfolio Initial Shares
BNY Mellon Small Cap Service Shares	BNY Mellon Small Cap Portfolio Service Shares
BNY Mellon Stock Index Initial Shares	BNY Mellon Stock Index Portfolio Initial Shares
BNY Mellon Stock Index Service Shares	BNY Mellon Stock Index Portfolio Service Shares
BNY Mellon Sustainable U.S. Equity Initial Shares	BNY Mellon Sustainable U.S. Equity Portfolio Initial Shares
BNY Mellon Technology Growth Initial Shares	BNY Mellon Technology Growth Portfolio Initial Shares
BNY Mellon Technology Growth Service Shares	BNY Mellon Technology Growth Portfolio Service Shares
BNY Mellon VIF Appreciation Initial Shares	BNY Mellon VIF Appreciation Portfolio Initial Shares
BNY Mellon VIF Government Money Market	BNY Mellon VIF Government Money Market Portfolio
BNY Mellon VIF Growth and Income Initial Shares	BNY Mellon VIF Growth and Income Portfolio Initial Shares
Transamerica Series Trust:	Transamerica Series Trust:
TA Aegon Core Bond Service Class	Transamerica Aegon Core Bond VP Service Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	Transamerica BlackRock iShares Dynamic Allocation - Balanced VP Service Class
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Dynamic Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Tactical - Balanced Service Class	Transamerica BlackRock iShares Tactical - Balanced VP Service Class
TA BlackRock iShares Tactical - Conservative Service Class	Transamerica BlackRock iShares Tactical - Conservative VP Service Class
TA BlackRock iShares Tactical - Growth Service Class	Transamerica BlackRock iShares Tactical - Growth VP Service Class

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust:	Transamerica Series Trust:
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP Service Class
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP Service Class
TA Goldman Sachs Managed Risk - Growth ETF Service Class	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Service Class
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

The following subaccount name changes were made effective during the fiscal year ended December 31, 2025:

Subaccount	Formerly
BNY Mellon Small Cap Initial Shares	BNY Mellon VIF Opportunistic Small Cap Initial Shares
BNY Mellon Small Cap Service Shares	BNY Mellon Opportunistic Small Cap Service Shares

Transamerica Life Insurance Company
Separate Account VA-2L
Notes to Financial Statements
December 31, 2025

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2025.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)  Quoted prices for similar assets or liabilities in active markets
b)  Quoted prices for identical or similar assets or liabilities in non-active markets
c)  Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2025.

Transamerica Life Insurance Company
Separate Account VA-2L
Notes to Financial Statements
December 31, 2025

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2025 were as follows:

Subaccount	Purchases	Sales
BNY Mellon Growth and Income Service Shares	$333,653	$636,349
BNY Mellon MidCap Stock Initial Shares	875,949	1,131,187
BNY Mellon MidCap Stock Service Shares	461,819	461,408
BNY Mellon Small Cap Initial Shares	167,647	1,946,459
BNY Mellon Small Cap Service Shares	81,049	341,468
BNY Mellon Stock Index Initial Shares	4,374,925	6,599,610
BNY Mellon Stock Index Service Shares	783,168	2,810,382
BNY Mellon Sustainable U.S. Equity Initial Shares	1,108,369	1,285,813
BNY Mellon Technology Growth Initial Shares	7,532,527	3,044,674
BNY Mellon Technology Growth Service Shares	1,233,382	500,654
BNY Mellon VIF Appreciation Initial Shares	7,579,632	4,983,363
BNY Mellon VIF Government Money Market	2,771,669	4,498,233
BNY Mellon VIF Growth and Income Initial Shares	3,419,392	4,773,816
TA Aegon Core Bond Service Class	136,056	611,957
TA Aegon Sustainable Equity Income Initial Class	190,501	442,311
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	9,507	64,247
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	14,126	53,613
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	8,650	197,964
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	13,853	90,102
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	12,237	201,415
TA BlackRock iShares Tactical - Balanced Service Class	129,044	96,071
TA BlackRock iShares Tactical - Conservative Service Class	217,959	18,189
TA BlackRock iShares Tactical - Growth Service Class	11,979	12,285
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	797,735	250,739
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	931,654	140,198
TA Goldman Sachs Managed Risk - Growth ETF Service Class	59,657	119,718
TA Market Participation Strategy Service Class	4,543	1,296
TA WMC US Growth Initial Class	1,464,304	984,648
TA WMC US Growth Service Class	2,243,764	1,946,426

Transamerica Life Insurance Company
Separate Account VA-2L
Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
BNY Mellon Growth and Income Service Shares	508	(14,254)	(13,746)	1,676	(12,815)	(11,139)
BNY Mellon MidCap Stock Initial Shares	9,268	(39,049)	(29,781)	28,230	(59,692)	(31,462)
BNY Mellon MidCap Stock Service Shares	12,113	(51,523)	(39,410)	8,493	(43,391)	(34,898)
BNY Mellon Small Cap Initial Shares	15,458	(25,412)	(9,954)	26,502	(36,087)	(9,585)
BNY Mellon Small Cap Service Shares	959	(77,282)	(76,323)	11,716	(13,159)	(1,443)
BNY Mellon Stock Index Initial Shares	21,939	(63,235)	(41,296)	39,963	(84,185)	(44,222)
BNY Mellon Stock Index Service Shares	2,943	(228,763)	(225,820)	4,843	(39,073)	(34,230)
BNY Mellon Sustainable U.S. Equity Initial Shares	318	(8,880)	(8,562)	5,491	(14,728)	(9,237)
BNY Mellon Technology Growth Initial Shares	33,087	(76,775)	(43,688)	36,044	(104,997)	(68,953)
BNY Mellon Technology Growth Service Shares	601	(33,779)	(33,178)	1,536	(17,291)	(15,755)
BNY Mellon VIF Appreciation Initial Shares	113,497	(66,349)	47,148	49,549	(92,792)	(43,243)
BNY Mellon VIF Government Money Market	1,479,268	(3,317,502)	(1,838,234)	1,005,285	(4,339,683)	(3,334,398)
BNY Mellon VIF Growth and Income Initial Shares	74,229	(75,138)	(909)	40,290	(91,664)	(51,374)
TA Aegon Core Bond Service Class	74,494	(568,202)	(493,708)	177,362	(405,725)	(228,363)
TA Aegon Sustainable Equity Income Initial Class	66,757	(281,982)	(215,225)	43,814	(412,327)	(368,513)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	312	(45,804)	(45,492)	150,473	(216,205)	(65,732)
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	189	(30,185)	(29,996)	243	(74,459)	(74,216)
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	-	(128,447)	(128,447)	194,137	(40,532)	153,605
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	2,441	(62,024)	(59,583)	3,308	(41,062)	(37,754)
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	1,495	(104,787)	(103,292)	90,045	(27,756)	62,289
TA BlackRock iShares Tactical - Balanced Service Class	77,719	(62,568)	15,151	298	(53,383)	(53,085)
TA BlackRock iShares Tactical - Conservative Service Class	137,079	(6,704)	130,375	2,463	(18,303)	(15,840)
TA BlackRock iShares Tactical - Growth Service Class	23	(3,776)	(3,753)	109	(11,115)	(11,006)
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	412,264	(143,352)	268,912	121,541	(197,783)	(76,242)
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	607,359	(82,473)	524,886	85,659	(74,771)	10,888
TA Goldman Sachs Managed Risk - Growth ETF Service Class	160	(55,448)	(55,288)	8,499	(51,433)	(42,934)
TA Market Participation Strategy Service Class	-	(2)	(2)	-	(2)	(2)
TA WMC US Growth Initial Class	291	(13,049)	(12,758)	1,148	(16,703)	(15,555)
TA WMC US Growth Service Class	43,414	(591,924)	(548,510)	55,715	(668,062)	(612,347)

Transamerica Life Insurance Company
Separate Account VA-2L
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
BNY Mellon Growth and Income Service Shares	$3,952	$(579,699)	$(575,747)	$47,995	$(479,277)	$(431,282)
BNY Mellon MidCap Stock Initial Shares	37,639	(1,015,073)	(977,434)	156,130	(1,149,848)	(993,718)
BNY Mellon MidCap Stock Service Shares	133,950	(415,378)	(281,428)	64,046	(595,363)	(531,317)
BNY Mellon Small Cap Initial Shares	73,819	(1,742,129)	(1,668,310)	281,813	(2,588,498)	(2,306,685)
BNY Mellon Small Cap Service Shares	75,764	(324,079)	(248,315)	50,091	(178,929)	(128,838)
BNY Mellon Stock Index Initial Shares	703,618	(5,845,998)	(5,142,380)	2,161,361	(6,642,540)	(4,481,179)
BNY Mellon Stock Index Service Shares	273,839	(2,705,747)	(2,431,908)	130,493	(1,134,966)	(1,004,473)
BNY Mellon Sustainable U.S. Equity Initial Shares	4,899	(1,105,833)	(1,100,934)	603,760	(1,663,648)	(1,059,888)
BNY Mellon Technology Growth Initial Shares	305,259	(2,825,478)	(2,520,219)	568,483	(2,714,477)	(2,145,994)
BNY Mellon Technology Growth Service Shares	22,226	(469,477)	(447,251)	20,511	(176,316)	(155,805)
BNY Mellon VIF Appreciation Initial Shares	407,368	(4,348,067)	(3,940,699)	333,277	(5,173,347)	(4,840,070)
BNY Mellon VIF Government Money Market	1,849,914	(4,192,051)	(2,342,137)	1,234,068	(5,521,559)	(4,287,491)
BNY Mellon VIF Growth and Income Initial Shares	416,173	(4,277,660)	(3,861,487)	635,686	(4,543,277)	(3,907,591)
TA Aegon Core Bond Service Class	70,713	(570,074)	(499,361)	170,107	(394,438)	(224,331)
TA Aegon Sustainable Equity Income Initial Class	85,704	(387,773)	(302,069)	55,763	(513,948)	(458,185)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	416	(59,410)	(58,994)	200,157	(273,606)	(73,449)
TA BlackRock iShares Active Asset Allocation - Moderate Service Class	377	(44,974)	(44,597)	1,347	(98,922)	(97,575)
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	-	(191,079)	(191,079)	260,131	(53,111)	207,020
TA BlackRock iShares Dynamic Allocation - Balanced Service Class	3,464	(83,724)	(80,260)	4,392	(54,842)	(50,450)
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class	3,876	(195,741)	(191,865)	128,262	(95,654)	32,608
TA BlackRock iShares Tactical - Balanced Service Class	124,792	(93,920)	30,872	413	(73,714)	(73,301)
TA BlackRock iShares Tactical - Conservative Service Class	192,789	(9,253)	183,536	3,220	(23,615)	(20,395)
TA BlackRock iShares Tactical - Growth Service Class	34	(6,782)	(6,748)	160	(18,311)	(18,151)

Transamerica Life Insurance Company
Separate Account VA-2L
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	659,768	(226,294)	433,474	191,684	(291,729)	(100,045)
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	$853,159	$(117,234)	$735,925	$115,902	$(98,387)	$17,515
TA Goldman Sachs Managed Risk - Growth ETF Service Class	300	(109,530)	(109,230)	16,022	(92,547)	(76,525)
TA Market Participation Strategy Service Class	-	(2)	(2)	-	(3)	(3)
TA WMC US Growth Initial Class	3,175	(860,476)	(857,301)	6,098	(905,963)	(899,865)
TA WMC US Growth Service Class	130,019	(1,774,608)	(1,644,589)	143,874	(1,747,299)	(1,603,425)

Transamerica Life Insurance Company
Separate Account VA-2L
Notes to Financial Statements
December 31, 2025

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner's account balance. These charges are discussed in more detail in the individual's policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

BNY Mellon Growth and Income Service Shares
12/31/2025	137,418	$4.91	to	$5.69	$ 4,080,318	0.20%	1.25%	to	2.50%	15.10%	to	13.69%
12/31/2024	151,164	4.27	to	5.00	4,086,275	0.29	1.25	to	2.50	20.89	to	19.41
12/31/2023	162,303	3.53	to	4.19	3,777,948	0.40	1.25	to	2.50	24.80	to	23.29
12/31/2022	178,938	2.83	to	3.40	3,448,910	0.54	1.25	to	2.50	(16.07)	to	(17.10)
12/31/2021	161,044	3.37	to	4.10	4,285,033	0.22	1.25	to	2.50	23.77	to	22.26
BNY Mellon MidCap Stock Initial Shares
12/31/2025	241,489	3.24	to	2.46	8,590,112	0.70	1.25	to	2.65	8.71	to	7.23
12/31/2024	271,270	2.98	to	2.29	8,868,709	0.85	1.25	to	2.65	11.22	to	9.69
12/31/2023	302,732	2.68	to	2.09	8,927,858	0.82	1.25	to	2.65	16.86	to	15.27
12/31/2022	344,554	2.29	to	1.81	9,035,816	0.74	1.25	to	2.65	(15.14)	to	(16.29)
12/31/2021	380,809	2.70	to	2.17	11,667,561	0.63	1.25	to	2.65	24.33	to	22.63
BNY Mellon MidCap Stock Service Shares
12/31/2025	217,461	4.30	to	4.01	3,573,326	0.44	1.25	to	2.50	8.46	to	7.14
12/31/2024	256,871	3.97	to	3.74	3,572,530	0.61	1.25	to	2.50	10.94	to	9.58
12/31/2023	291,769	3.57	to	3.42	3,735,517	0.54	1.25	to	2.50	16.53	to	15.12
12/31/2022	313,869	3.07	to	2.97	3,433,948	0.45	1.25	to	2.50	(15.34)	to	(16.37)
12/31/2021	329,063	3.62	to	3.55	4,478,333	0.45	1.25	to	2.50	24.01	to	22.50
BNY Mellon Small Cap Initial Shares
12/31/2025	139,230	3.15	to	1.82	15,520,270	0.67	1.25	to	2.50	9.62	to	8.28
12/31/2024	149,184	2.88	to	1.68	15,812,290	0.71	1.25	to	2.50	3.32	to	2.05
12/31/2023	158,769	2.79	to	1.65	17,609,943	0.33	1.25	to	2.50	7.94	to	6.62
12/31/2022	134,750	2.58	to	1.54	17,948,821	-	1.25	to	2.50	(17.65)	to	(18.65)
12/31/2021	178,008	3.13	to	1.90	23,849,975	0.11	1.25	to	2.50	15.02	to	13.62
BNY Mellon Small Cap Service Shares
12/31/2025	39,111	3.38	to	2.54	1,317,430	0.49	1.25	to	2.50	9.33	to	8.00
12/31/2024	115,434	3.09	to	2.35	1,448,521	0.49	1.25	to	2.50	3.07	to	1.80
12/31/2023	116,877	3.00	to	2.31	1,536,288	0.09	1.25	to	2.50	7.67	to	6.36
12/31/2022	131,750	2.78	to	2.17	1,544,975	-	1.25	to	2.50	(17.86)	to	(18.86)
12/31/2021	157,232	3.39	to	2.68	2,020,142	-	1.25	to	2.50	14.73	to	13.33
BNY Mellon Stock Index Initial Shares
12/31/2025	386,100	30.70	to	4.08	58,130,666	1.03	1.25	to	2.50	16.08	to	14.67
12/31/2024	427,396	26.44	to	3.55	55,022,587	1.16	1.25	to	2.50	23.11	to	21.61
12/31/2023	471,618	21.48	to	2.92	48,761,666	1.41	1.25	to	2.50	24.38	to	22.87
12/31/2022	505,343	17.27	to	2.38	43,527,718	1.33	1.25	to	2.50	(19.32)	to	(20.31)
12/31/2021	522,943	21.41	to	2.99	59,788,232	1.14	1.25	to	2.50	26.83	to	25.28
BNY Mellon Stock Index Service Shares
12/31/2025	216,007	6.52	to	5.88	6,788,306	0.75	1.25	to	2.50	15.79	to	14.38
12/31/2024	441,827	5.63	to	5.14	8,111,885	0.91	1.25	to	2.50	22.80	to	21.30
12/31/2023	476,057	4.58	to	4.24	7,526,789	1.17	1.25	to	2.50	24.06	to	22.55
12/31/2022	470,311	3.69	to	3.46	6,541,135	1.08	1.25	to	2.50	(19.53)	to	(20.51)
12/31/2021	468,770	4.59	to	4.35	8,690,342	0.81	1.25	to	2.50	26.53	to	24.99
BNY Mellon Sustainable U.S. Equity Initial Shares
12/31/2025	98,276	149.05	to	4.28	13,708,054	0.26	1.25	to	2.50	14.54	to	13.14
12/31/2024	106,838	130.13	to	3.79	13,013,041	0.54	1.25	to	2.50	23.34	to	21.83
12/31/2023	116,075	105.51	to	3.11	11,484,001	0.75	1.25	to	2.50	22.30	to	20.81
12/31/2022	128,286	86.27	to	2.57	10,389,402	0.53	1.25	to	2.50	(23.82)	to	(24.75)
12/31/2021	137,568	113.25	to	3.42	14,675,167	0.76	1.25	to	2.50	25.43	to	23.90

Transamerica Life Insurance Company
Separate Account VA-2L
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

BNY Mellon Technology Growth Initial Shares
12/31/2025	406,281	$6.79	to	$6.59	$ 17,211,220	-%	1.25%	to	2.50%	26.58%	to	25.04%
12/31/2024	449,969	5.36	to	5.27	15,869,452	-	1.25	to	2.50	24.18	to	22.66
12/31/2023	518,922	4.32	to	4.30	14,688,245	-	1.25	to	2.50	57.46	to	55.55
12/31/2022	600,355	2.74	to	2.76	10,929,769	-	1.25	to	2.50	(47.05)	to	(47.70)
12/31/2021	663,636	5.18	to	5.28	23,612,710	-	1.25	to	2.50	11.53	to	10.17
BNY Mellon Technology Growth Service Shares
12/31/2025	75,175	5.98	to	8.68	2,372,745	-	1.25	to	2.50	26.30	to	24.76
12/31/2024	108,353	4.73	to	6.96	2,306,097	-	1.25	to	2.50	23.83	to	22.31
12/31/2023	124,108	3.82	to	5.69	2,005,523	-	1.25	to	2.50	57.05	to	55.14
12/31/2022	127,813	2.43	to	3.67	1,314,964	-	1.25	to	2.50	(47.18)	to	(47.82)
12/31/2021	148,626	4.61	to	7.03	2,643,741	-	1.25	to	2.50	11.25	to	9.90
BNY Mellon VIF Appreciation Initial Shares
12/31/2025	593,000	176.60	to	3.23	47,173,559	0.37	1.25	to	2.65	8.71	to	7.23
12/31/2024	545,852	162.44	to	3.01	47,253,188	0.42	1.25	to	2.65	11.41	to	9.88
12/31/2023	589,095	145.81	to	2.74	46,964,093	0.71	1.25	to	2.65	19.48	to	17.86
12/31/2022	637,444	122.04	to	2.32	44,045,640	0.67	1.25	to	2.65	(19.07)	to	(20.18)
12/31/2021	660,136	150.80	to	2.91	58,861,716	0.44	1.25	to	2.65	25.56	to	23.85
BNY Mellon VIF Government Money Market
12/31/2025	18,054,376	1.05	to	0.79	23,992,370	3.86	1.25	to	2.65	2.65	to	1.25
12/31/2024	19,892,610	1.02	to	0.78	25,718,982	4.67	1.25	to	2.65	3.46	to	2.05
12/31/2023	23,227,008	0.99	to	0.77	29,107,968	4.49	1.25	to	2.65	3.31	to	1.90
12/31/2022	27,401,944	0.96	to	0.75	33,443,142	1.23	1.25	to	2.65	0.02	to	(1.34)
12/31/2021	30,172,835	0.95	to	0.76	37,062,045	0.01	1.25	to	2.65	(1.22)	to	(2.57)
BNY Mellon VIF Growth and Income Initial Shares
12/31/2025	395,608	176.99	to	4.07	37,430,904	0.45	1.25	to	2.65	15.39	to	13.82
12/31/2024	396,517	153.38	to	3.57	36,165,264	0.54	1.25	to	2.65	21.20	to	19.54
12/31/2023	447,891	126.55	to	2.99	33,360,593	0.65	1.25	to	2.65	25.13	to	23.43
12/31/2022	494,158	101.14	to	2.42	29,489,383	0.79	1.25	to	2.65	(15.87)	to	(17.01)
12/31/2021	507,316	120.21	to	2.92	38,512,708	0.47	1.25	to	2.65	24.08	to	22.39
TA Aegon Core Bond Service Class
12/31/2025	2,872,468	1.03	to	0.93	2,917,014	2.15	1.25	to	2.50	5.41	to	4.13
12/31/2024	3,366,176	0.98	to	0.89	3,250,538	4.72	1.25	to	2.50	(0.08)	to	(1.31)
12/31/2023	3,594,539	0.98	to	0.90	3,480,909	2.16	1.25	to	2.50	4.48	to	3.21
12/31/2022	3,988,173	0.94	to	0.88	3,703,447	2.39	1.25	to	2.50	(14.06)	to	(15.11)
12/31/2021	4,564,144	1.09	to	1.03	4,938,738	2.30	1.25	to	2.50	(2.49)	to	(3.67)
TA Aegon Sustainable Equity Income Initial Class
12/31/2025	2,891,149	1.47	to	1.33	4,193,873	1.68	1.25	to	2.50	9.88	to	8.55
12/31/2024	3,106,374	1.34	to	1.23	4,112,750	2.02	1.25	to	2.50	15.48	to	14.06
12/31/2023	3,474,887	1.16	to	1.07	3,990,751	2.22	1.25	to	2.50	4.97	to	3.69
12/31/2022	3,801,074	1.11	to	1.04	4,165,334	2.13	1.25	to	2.50	(12.72)	to	(13.78)
12/31/2021	4,313,764	1.27	to	1.20	5,424,882	2.00	1.25	to	2.50	20.91	to	19.44
TA BlackRock iShares Active Asset Allocation - Conservative Service Class
12/31/2025	266,248	13.11	to	1.20	369,757	2.56	1.25	to	2.50	7.31	to	6.00
12/31/2024	311,740	12.21	to	1.13	404,507	2.27	1.25	to	2.50	5.15	to	3.86
12/31/2023	377,472	11.62	to	1.09	465,121	1.48	1.25	to	2.50	8.60	to	7.28
12/31/2022	396,037	10.70	to	1.01	449,999	1.34	1.25	to	2.50	(16.33)	to	(17.35)
12/31/2021	475,014	12.78	to	1.23	646,100	0.98	1.25	to	2.50	4.44	to	3.16

Transamerica Life Insurance Company
Separate Account VA-2L
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

TA BlackRock iShares Active Asset Allocation - Moderate Service Class
12/31/2025	416,035	$13.78	to	$1.28	$ 631,051	2.20%	1.25%	to	2.50%	8.14%	to	6.83%
12/31/2024	446,031	12.74	to	1.19	627,330	1.84	1.25	to	2.50	7.71	to	6.38
12/31/2023	520,247	11.83	to	1.12	678,776	1.51	1.25	to	2.50	11.97	to	10.61
12/31/2022	389,897	10.56	to	1.02	461,554	1.13	1.25	to	2.50	(18.16)	to	(19.16)
12/31/2021	613,726	12.91	to	1.26	855,432	0.83	1.25	to	2.50	6.99	to	5.69
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
12/31/2025	256,775	14.14	to	1.34	399,386	1.75	1.25	to	2.50	9.27	to	7.94
12/31/2024	385,222	12.94	to	1.24	549,229	1.42	1.25	to	2.50	11.11	to	9.75
12/31/2023	231,617	11.65	to	1.13	297,593	1.41	1.25	to	2.50	16.17	to	14.76
12/31/2022	236,978	10.02	to	0.99	262,461	1.33	1.25	to	2.50	(19.32)	to	(20.30)
12/31/2021	218,102	12.43	to	1.24	299,830	0.56	1.25	to	2.50	6.29	to	5.00
TA BlackRock iShares Dynamic Allocation - Balanced Service Class
12/31/2025	314,066	13.55	to	1.27	463,522	2.24	1.25	to	2.50	8.07	to	6.75
12/31/2024	373,649	12.54	to	1.19	511,021	1.98	1.25	to	2.50	7.40	to	6.09
12/31/2023	411,403	11.68	to	1.12	524,649	1.30	1.25	to	2.50	11.27	to	9.92
12/31/2022	502,624	10.49	to	1.02	576,897	1.14	1.25	to	2.50	(16.93)	to	(17.94)
12/31/2021	515,649	12.63	to	1.25	713,414	0.57	1.25	to	2.50	7.82	to	6.51
TA BlackRock iShares Dynamic Allocation - Moderate Growth Service Class
12/31/2025	68,972	15.20	to	1.48	357,822	1.91	1.25	to	2.50	8.99	to	7.66
12/31/2024	172,264	13.95	to	1.38	514,165	1.62	1.25	to	2.50	11.12	to	9.75
12/31/2023	109,975	12.55	to	1.26	427,219	1.22	1.25	to	2.50	15.83	to	14.42
12/31/2022	163,731	10.83	to	1.10	201,550	1.12	1.25	to	2.50	(17.94)	to	(18.94)
12/31/2021	184,952	13.20	to	1.35	277,870	0.31	1.25	to	2.50	13.00	to	11.62
TA BlackRock iShares Tactical - Balanced Service Class
12/31/2025	157,258	14.12	to	1.40	254,782	2.72	1.25	to	2.50	11.61	to	10.25
12/31/2024	142,107	12.65	to	1.27	206,599	3.57	1.25	to	2.50	7.34	to	6.02
12/31/2023	195,192	11.79	to	1.20	264,762	1.04	1.25	to	2.50	9.29	to	7.96
12/31/2022	186,337	10.78	to	1.11	231,601	0.50	1.25	to	2.50	(20.64)	to	(21.61)
12/31/2021	248,703	13.59	to	1.42	390,083	-	1.25	to	2.50	5.08	to	3.80
TA BlackRock iShares Tactical - Conservative Service Class
12/31/2025	533,011	13.15	to	1.28	787,159	3.83	1.25	to	2.50	9.29	to	7.96
12/31/2024	402,636	12.03	to	1.19	544,895	3.63	1.25	to	2.50	4.90	to	3.61
12/31/2023	418,476	11.47	to	1.14	540,687	1.23	1.25	to	2.50	5.91	to	4.63
12/31/2022	444,372	10.83	to	1.09	542,883	1.16	1.25	to	2.50	(18.31)	to	(19.31)
12/31/2021	513,043	13.26	to	1.35	768,406	0.98	1.25	to	2.50	2.92	to	1.67
TA BlackRock iShares Tactical - Growth Service Class
12/31/2025	217,906	16.50	to	1.66	417,446	3.05	1.25	to	2.50	14.15	to	12.76
12/31/2024	221,659	14.45	to	1.48	372,541	3.58	1.25	to	2.50	10.27	to	8.92
12/31/2023	232,665	13.11	to	1.35	355,188	0.90	1.25	to	2.50	12.54	to	11.17
12/31/2022	228,709	11.65	to	1.22	310,704	-	1.25	to	2.50	(19.04)	to	(20.02)
12/31/2021	226,387	14.38	to	1.52	380,236	-	1.25	to	2.50	7.86	to	6.55
TA Goldman Sachs Managed Risk - Balanced ETF Service Class
12/31/2025	1,319,845	14.94	to	1.46	2,235,626	2.88	1.25	to	2.50	9.40	to	8.07
12/31/2024	1,050,933	13.66	to	1.35	1,631,838	2.24	1.25	to	2.50	7.72	to	6.40
12/31/2023	1,127,175	12.68	to	1.27	1,626,029	1.68	1.25	to	2.50	11.81	to	10.45
12/31/2022	950,802	11.34	to	1.15	1,228,588	1.49	1.25	to	2.50	(15.32)	to	(16.35)
12/31/2021	1,055,261	13.39	to	1.38	1,612,751	1.11	1.25	to	2.50	8.00	to	6.69

Transamerica Life Insurance Company
Separate Account VA-2L
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

TA Goldman Sachs Managed Risk - Conservative ETF Service Class
12/31/2025	1,459,936	$13.27	to	$1.27	$ 2,149,645	3.34%	1.25%	to	2.50%	8.71%	to	7.38%
12/31/2024	935,050	12.21	to	1.18	1,269,662	2.58	1.25	to	2.50	5.37	to	4.08
12/31/2023	924,162	11.59	to	1.14	1,192,719	1.97	1.25	to	2.50	9.23	to	7.90
12/31/2022	879,299	10.61	to	1.05	1,040,465	1.63	1.25	to	2.50	(12.92)	to	(13.98)
12/31/2021	842,928	12.18	to	1.23	1,147,044	1.58	1.25	to	2.50	1.49	to	0.25
TA Goldman Sachs Managed Risk - Growth ETF Service Class
12/31/2025	347,485	17.77	to	1.84	741,227	1.92	1.25	to	2.50	10.89	to	9.54
12/31/2024	402,773	16.03	to	1.68	775,938	1.86	1.25	to	2.50	11.82	to	10.45
12/31/2023	445,707	14.33	to	1.52	769,019	1.49	1.25	to	2.50	16.23	to	14.82
12/31/2022	371,869	12.33	to	1.33	550,950	1.40	1.25	to	2.50	(15.57)	to	(16.60)
12/31/2021	438,506	14.60	to	1.59	771,809	0.90	1.25	to	2.50	12.64	to	11.26
TA Market Participation Strategy Service Class
12/31/2025	45,408	18.64	to	1.87	98,194	1.27	1.25	to	2.50	8.66	to	7.34
12/31/2024	45,410	17.15	to	1.75	90,501	1.54	1.25	to	2.50	13.51	to	12.12
12/31/2023	45,412	15.11	to	1.56	79,852	0.41	1.25	to	2.50	10.18	to	8.84
12/31/2022	45,414	13.71	to	1.43	72,585	0.03	1.25	to	2.50	(16.35)	to	(17.37)
12/31/2021	45,417	16.39	to	1.73	86,904	0.49	1.25	to	2.50	13.04	to	11.66
TA WMC US Growth Initial Class
12/31/2025	121,037	6.11	to	7.70	9,555,199	-	1.25	to	2.50	16.31	to	14.89
12/31/2024	133,795	5.25	to	6.70	9,054,354	0.01	1.25	to	2.50	27.39	to	25.83
12/31/2023	149,350	4.12	to	5.32	7,923,266	0.04	1.25	to	2.50	40.33	to	38.63
12/31/2022	153,671	2.94	to	3.84	6,244,751	-	1.25	to	2.50	(32.19)	to	(33.02)
12/31/2021	208,982	4.33	to	5.73	10,781,984	0.08	1.25	to	2.50	19.18	to	17.72
TA WMC US Growth Service Class
12/31/2025	3,946,635	3.33	to	3.00	12,931,607	-	1.25	to	2.50	16.02	to	14.61
12/31/2024	4,495,145	2.87	to	2.62	12,719,591	-	1.25	to	2.50	27.10	to	25.54
12/31/2023	5,107,492	2.26	to	2.09	11,393,020	-	1.25	to	2.50	39.98	to	38.28
12/31/2022	5,693,942	1.61	to	1.51	9,088,947	-	1.25	to	2.50	(32.36)	to	(33.18)
12/31/2021	6,254,403	2.38	to	2.26	14,786,888	-	1.25	to	2.50	18.89	to	17.44

(1) See Footnote 1

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

** These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company
Separate Account VA-2L
Notes to Financial Statements
December 31, 2025

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses.   TLIC also deducts an annual charge during accumulation phase, not to exceed $35, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.10% to 2.50% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC's assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company
Separate Account VA-2L
Notes to Financial Statements
December 31, 2025

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued.  During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TLIC's products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon Ltd. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Life Insurance Company
Separate Account VA-2L
Notes to Financial Statements
December 31, 2025

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2025 and for the year ended December 31, 2025 and December 31, 2024.